Supplement Dated October 30, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 1, 2020, for the JNL/American Funds Capital World Bond Fund, please delete all references to David A. Daigle.

Effective September 30, 2020, for the JNL/American Funds Growth Fund, please delete all references to Michael T. Kerr.

Effective October 1, 2020, for the JNL/American Funds Growth-Income Fund, please delete all references to Claudia P. Huntington.

Effective October 1, 2020, for the JNL/American Funds New World Fund, please delete all references to Wahid Butt.

Effective October 26, 2020, please delete all references to Karen Q. Wong and Richard Brown for the following funds:

JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon International Index Fund
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL S&P 500 Index Fund
JNL/Mellon Utilities Sector Fund
JNL/Morningstar Wide Moat Index Fund
JNL/RAFI® Fundamental Europe Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Goldman Sachs Competitive Advantage Fund
JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund
JNL/Goldman Sachs Total Yield Fund
JNL/Goldman Sachs International 5 Fund

Effective September 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Paul Benjamin	April 2020	Partner, Capital World InvestorsSM (“CWI”)
Mark L. Casey	May 2017	Partner, Capital International InvestorsSM (“CII”), CRMC
Dylan Yolles	September 2020	Partner, CII, CRMC
Anne-Marie Peterson	January 2019	Partner, CWI, CRMC
Andraz Razen	April 2015	Partner, CWI, CRMC
Alan J. Wilson	April 2014	Partner, CWI, CRMC

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the sub-section “GIM Small Cap Advantage Strategy” in the entirety and replace with the following:

GIM Small Cap Advantage and Small Cap Select Strategies
Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.
Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.
Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.
The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.
The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Gary Hatton, CFA	September 2015	Senior Managing Director, Portfolio Manager (GIM)
Andrew Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager (GIM)
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager (GIM)
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, and JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2011	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Effective October 26, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index - Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental Asia Developed Fund, please delete the third paragraph in the entirety and replace with the following:

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund's primary benchmark, the MSCI Pacific Index (Net), was replaced with the RAFI Fundamental Asia Developed Index (Gross). Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Pacific Index (Net) as its secondary benchmark.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard International Stock Market Index Fund, please delete the first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs International 5 Fund, please delete the ninth paragraph in the entirety and replace with the following:

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first business day of March.

Effective September 30, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” sub-section, “Portfolio Management of the Master Fund,” for the JNL/American Funds Growth Fund, please add the following after the third paragraph:

Dylan Yolles is a Partner of Capital International Investors and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the sub-section “GIM Small Cap Advantage Strategy” in the entirety and replace with the following:

GIM Small Cap Advantage and Small Cap Select Strategies
Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.
Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved through a select portfolio of smaller companies that are poised to grow at 15% or more.  Fundamental company analysis is subsequently combined with a strict valuation discipline centered on a stock's expected return and risk/reward, with particular emphasis on minimizing the downside of the risk/reward equation.  Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies that have strong balance sheets, large open-ended opportunities, a favorable competitive landscape, and products or services providing a significant value proposition to the customer.
The Small Cap Discoveries strategy is based in the belief that the small/micro-capitalization market is an inefficient segment of the overall market with a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. These high-performing stocks range from hyper-growth companies to companies that have sorely disappointed investors in the past. GIM’s disciplined, fundamental, bottom-up research process identifies strong earnings growth potential in companies that may or may not have a history of strong growth. The end result is a portfolio with the optimum combination of emerging growth prospects and stocks of well-positioned companies struggling under negative sentiment that together may achieve excess returns while limiting losses. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.
The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.
As part of a disciplined portfolio construction process, at GIM, every company in the portfolio is placed into one of three investment categories: Core Growth, Pioneer and Special Situation. These LifeCycle categories each have different performance drivers so provide true diversification and help mitigate risk in the portfolio.

In the section entitled, “Additional Information About the Funds,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the eighth paragraph in the entirety and replace with the following:

Gary Hatton, CFA, is co-Founder and Senior Managing Director of GIM.  As a portfolio manager, Mr. Hatton is responsible for GIM’s emerging growth strategy and a portion of the small cap and SMID-cap portfolios.  His research expertise is in the Medical and Biotechnology sectors, as well as Industrials.  Prior to joining GIM in 1985, Mr. Hatton was an Equities Analyst at Eaton Vance Management in Boston.  Mr. Hatton received his MS in Finance from the University of Wisconsin at Madison, and his BS from University of Rhode Island.  Mr. Hatton holds the Chartered Financial Analyst designation and is a member of the CFA Institute.
Andrew L. Beja, CFA, is a Senior Vice President and Managing Director of GIM. Mr. Beja is the Portfolio Manager of the GIM Small Cap Focused Growth strategy, and he also manages a portion of the multi-managed portfolios. Mr. Beja joined GIM at the end of 2011 as a Portfolio Manager.  Mr. Beja has 30 years industry experience, primarily in the small and SMID cap sector of the market.  He manages the GIM Small Cap Focused Growth product, as well as a portion of the small cap and SMID-cap portfolios.  Mr. Beja’s research coverage includes Internet, Software and Business Services, as well as Consumer. From 2000 to 2011, Mr. Beja was with Lee Munder Capital Group in Boston, a firm he co-founded and where he managed several small and SMID cap growth equity products.  In 2007, he started the Focused Growth product that he continues to manage at GIM.   Prior to Lee Munder, Mr. Beja was a portfolio manager with Standish, Ayer & Wood.  Before moving to the buy-side, Mr. Beja was an equities analyst for Advest.  Mr. Beja received his BA from Miami University.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.
David Rose, CFA, is a Senior Vice President, Chief Investment Officer, and a Managing Director of GIM.  Mr. Rose is the portfolio manager for GIM’s Small Cap Select, SMID-Select and MidCap Select strategies, as well as overseeing a portion of the multi-managed Small Cap and SMID-Cap portfolios. Mr. Rose joined GIM in 2015 and has over 20 years industry experience, including as a portfolio manager for several highly ranked equity funds.  Prior to joining GIM, most recently Mr. Rose was a partner with Furey Research Partners in Boston, where he conducted small cap equity research for use by the firm’s investment manager clients. Prior to his work at Furey Research, Mr. Rose spent much of his career as a portfolio manager with American Century Investments in Kansas City, MO, before moving to Pyramis Global Advisors in Smithfield, RI to manage a new mid-cap fund. Mr. Rose received his MS in Finance from the University of Wisconsin at Madison, and his BS in Business Administration from Washington University in St. Louis, MO.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.
Jeffrey A. Harrison, CFA, is a Senior Vice President and Managing Director of GIM. Mr. Harrison is a portfolio manager/analyst for the multi-managed Small Cap and SMID-Cap portfolios. Mr. Harrison came to GIM in 2015 with 18 years industry experience specializing in small cap equities, with the last 11 years as a portfolio manager. Mr. Harrison has spent much of his career as portfolio manager on a diversified small cap growth equity fund with Wells Capital Management and its predecessor companies in Richmond, VA. Mr. Harrison has extensive fundamental research experience across industries with specific expertise in the healthcare and financial services sectors. Mr. Harrison received his MBA in Finance from the College of William & Mary, and his BA from Hampden-Sydney College in Virginia. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Effective October 26, 2020, in the section entitled, “Additional Information About the Funds,” under “The Adviser, Sub-Advisers and Portfolio Management,” sub-section, “The Sub-Adviser,” for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund, please add the following after the third paragraph:

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon.  Ms. Walker Smith joined Mellon in 1995.  She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions.  Ms. Walker Smith has been working in the investment industry since 1990.  She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.
David France, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. France joined Mellon in 2009.  He has been working in the investment industry since 2009.  Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University.  Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Ms. Sheremeta joined Mellon in 2011.  She has been working in the investment industry since 2010.  Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.
Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005.  He has been working in the investment industry since 2004.  Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Effective October 26, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, and JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon.  Ms. Walker Smith joined Mellon in 1995.  She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions.  Ms. Walker Smith has been working in the investment industry since 1990.  She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.
David France, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. France joined Mellon in 2009.  He has been working in the investment industry since 2009.  Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University.  Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Ms. Sheremeta joined Mellon in 2011.  She has been working in the investment industry since 2010.  Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.
Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005.  He has been working in the investment industry since 2004.  Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.
Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

Effective October 26, 2020, in the section entitled, “Additional Information About the Each Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund, please delete the eighth in the entirety and replace with the following:

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon.  Ms. Walker Smith joined Mellon in 1995.  She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions.  Ms. Walker Smith has been working in the investment industry since 1990.  She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.
David France, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. France joined Mellon in 2009.  He has been working in the investment industry since 2009.  Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University.  Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon.  Ms. Sheremeta joined Mellon in 2011.  She has been working in the investment industry since 2010.  Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.
Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005.  He has been working in the investment industry since 2004.  Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.
Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Vanguard Global Bond Market Index Fund, after “Accounting risk” please add the following:

•	Allocation risk
•	Company risk
•	Concentration risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Forward foreign currency exchange contracts risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment style risk
•	Large capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Small-capitalization investing risk
•	Tracking error risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the last paragraph in the entirety.

In the section entitled, “Management of the Trust,” under “Distributor,” please delete the second bullet in the entirety and replace with the following:

•
JNLD acts as distributor of variable insurance contracts and variable life insurance policies ("Contracts") issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York ("Jackson NY"). The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

Effective November 1, 2020, in the section entitled, “Management of the Trust,” under “Rule 12b-1 Plan,” please add the following after the last paragraph:

The Board has approved the suspension or reduction of 12b-1 fee payments for the JNL/WMC Government Money Market Fund as needed in order to maintain a yield for Class A shares of at least 0%.

This Supplement is dated October 30, 2020.

Supplement Dated October 30, 2020
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 1, 2020, for the JNL/American Funds Capital World Bond Fund, please delete all references to David A. Daigle.

Effective September 30, 2020, for the JNL/American Funds Growth Fund, please delete all references to Michael T. Kerr.

Effective October 1, 2020, for the JNL/American Funds Growth-Income Fund, please delete all references to Claudia P. Huntington.

Effective October 1, 2020, for the JNL/American Funds New World Fund, please delete all references to Wahid Butt.

Effective October 26, 2020, please delete all references to Karen Q. Wong and Richard Brown for the following funds:

JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon International Index Fund
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL S&P 500 Index Fund
JNL/Mellon Utilities Sector Fund
JNL/Morningstar Wide Moat Index Fund
JNL/RAFI® Fundamental Europe Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Goldman Sachs Competitive Advantage Fund
JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund
JNL/Goldman Sachs Total Yield Fund
JNL/Goldman Sachs International 5 Fund

Effective October 26, 2020, on page 228, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Granahan Investment Management, Inc., under “Portfolio Manager Compensation Structure” please delete the first sentence in the entirety and replace with the following:

Assets with GIM are managed by the portfolio team of Gary C. Hatton, CFA, Andrew Beja, CFA, David Rose, CFA and Jeffrey A. Harrison, CFA.

Effective October 26, 2020, on page 239, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Granahan Investment Management, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for JNL Multi-Manager Small Cap Growth Fund please delete the table in the entirety and replace with the following which reflects information as of September 30, 2020:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Gary Hatton, CFA	Other Registered Investment Companies	2	$334.0 million	0	$0
	Other Pooled Vehicles	2	$43.0 million	0	$0
	Other Accounts	15	$351.7 million	0	$0

Andrew L. Beja, CFA	Other Registered Investment Companies	2	$334.0 million	0	$0
	Other Pooled Vehicles	2	$553.2 million	2	$191.0 million
	Other Accounts	33	$1.0 billion	0	$0

David Rose, CFA	Other Registered Investment Companies	1	$322.8 million	0	$0
	Other Pooled Vehicles	1	$237.7 million	0	$0
	Other Accounts	10	$128.6 million	0	$0

Jeffrey A. Harrison, CFA	Other Registered Investment Companies	2	$330.0 million	0	$0
	Other Pooled Vehicles	0	$0 million	0	$0
	Other Accounts	6	$131.7 million	0	$0

Effective October 26, 2020, on page 240, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of September 30, 2020” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gary Hatton, CFA	X
Andrew L. Beja, CFA	X
David Rose, CFA	X
Jeffrey A. Harrison, CFA	X

Effective October 26, 2020, on page 257, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund please delete the table in the entirety and replace with the following, which reflects information as of September 30, 2020:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Thomas J. Durante, CFA	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

Marlene Walker Smith	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

David France, CFA	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

Todd Frysinger, CFA	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

Vlasta Sheremeta, CFA	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

Michael Stoll	Other Registered Investment Companies	113	$99.57 billion	0	$0
	Other Pooled Vehicles	103	$95.01 billion	0	$0
	Other Accounts	59	$114.38 billion	0	$0

Effective October 26, 2020, on page 259, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Security Ownership Portfolio Managers for the iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund as of September 30, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Thomas J. Durante, CFA	X
Marlene Walker Smith	X
David France, CFA	X
Todd Frysinger, CFA	X
Vlasta Sheremeta, CFA	X
Michael Stoll	X

Effective September 30, 2020, on page 313, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” for the AFIS Master Growth Fund, please delete the table in the entirety and replace with the following:

Portfolio Managers	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1,2]	AUM ($ bil) [1,2]	Other Accounts[1]	AUM ($ bil)[1]
Paul Benjamin	2	$269.2	2	$0.26	0	$0
Mark L. Casey	3	437.9	3	0.68	0	0
Dylan Yolles	2	149.1	1	0.17	0	0
Anne-Marie Peterson	1	200.8	1	0.11	0	0
Andraz Razen	3	346.9	3	6.97	0	0
Alan Wilson	3	490.1	3	0.67	0	0

On page 337, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” under “The Distributor,” please delete the second paragraph in the entirety and replace with the following:

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.

Effective November 1, 2020, on page 339, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Distribution Plan,” please add the following after the last paragraph:

The Board has approved the suspension or reduction of 12b-1 fee payments for the JNL/WMC Government Money Market Fund as needed in order to maintain a yield for Class A shares of at least 0%.

This Supplement is dated October 30, 2020.